UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2460

Fidelity Union Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Arizona Municipal Income Fund Fidelity® Arizona Municipal Money Market Fund Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

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Contents

Performance
Management's Discussion of Fund Performance
Fidelity® Arizona Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Arizona Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Arizona Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Arizona Municipal Income Fund	8.56%	3.79%	4.60%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Arizona Municipal Income Fund on August 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$15,679	Fidelity® Arizona Municipal Income Fund
$15,703	Bloomberg Barclays Municipal Bond Index

Fidelity® Arizona Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds posted a healthy gain for the 12 months ending August 31, 2019, supported by below-average bond issuance and strong investor demand. The Bloomberg Barclays Municipal Bond Index gained 8.72% for the period. Gross municipal bond issuance remained below the long-term historical average, due to the elimination of tax-exempt advance refundings under the new tax law, historically a significant source of supply. Munis gained in 2019, partly driven by stability in the U.S. Federal Reserve’s policy rate during the first half of the year and a cut to the Fed’s policy rate in July. Demand for fixed-income assets, in general, was strong, amid increased market volatility due to slowing global economic growth and rising international trade tension. In particular, demand for tax-exempt debt increased as wealthy taxpayers felt the full impact of tax reform passed in late 2017. The cap on the federal deduction for state and local taxes made tax-exempt debt more attractive, particularly in high-tax states. For the period, general obligation bonds gained 8.53%, while bonds tied to specific revenue streams or projects rose 9.13%. Looking ahead, market volatility is possible, due to uncertainty about how the Fed will react to labor and inflation trends in the face of negative domestic economic ramifications from trade conflict.

Comments from Co-Portfolio Managers Cormac Cullen, Elizah McLaughlin and Kevin Ramundo:  For the fiscal year, the fund gained 8.56%, roughly in line, net of fees, with the 8.72% advance of the Bloomberg Barclays Arizona 2+ Year Enhanced Municipal Bond Index Linked. In managing the fund the past 12 months, we continued to focus on longer-term objectives and sought to generate attractive tax-exempt income and competitive risk-adjusted return over time. The fund's performance versus the state index benefited from favorable duration and yield-curve positioning. The fund had slightly longer duration, which proved advantageous because muni yields declined. We overweighed bonds with durations of seven to 10 years, which outperformed and therefore contributed. An overweighting in lower-rated investment-grade municipal bonds also boosted relative performance. These bonds, typically rated A or BBB, posted better total returns than higher-quality securities. Turning to detractors, differences in the way fund holdings and index components were priced meaningfully hurt relative performance. Lastly, the fund's smaller-than-index allocation to a strong-performing prepaid gas bond modestly detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  Mark Sommer retired from Fidelity on December 31, 2018, after 27 years with the firm.

Fidelity® Arizona Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of August 31, 2019

% of fund's net assets
Education	21.6
Health Care	19.5
General Obligations	19.0
Special Tax	10.7
Transportation	9.3

Quality Diversification (% of fund's net assets)

As of August 31, 2019
AAA	2.2%
AA,A	89.7%
BBB	2.9%
Not Rated	2.1%
Short-Term Investments and Net Other Assets	3.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Arizona Municipal Income Fund

Schedule of Investments August 31, 2019

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount	Value
Arizona - 97.0%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2012 A:	$	$
5% 7/1/26	550,000	606,953
5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	450,000	498,411
Series 2015 A, 5% 7/1/35	2,215,000	2,628,806
Series 2015 B, 5% 7/1/31	1,525,000	1,820,820
Series 2015 D:
5% 7/1/34	500,000	594,355
5% 7/1/35	900,000	1,068,138
5% 7/1/41	485,000	569,278
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 C, 5% 6/1/26	3,035,000	3,332,430
Arizona Ctfs. of Prtn.:
Series 2013 A, 5% 10/1/25	1,870,000	2,087,593
Series 2015, 5% 9/1/27	1,500,000	1,827,840
Series 2016, 5% 10/1/21	500,000	540,085
Series 2019 A, 5% 10/1/24	4,000,000	4,767,040
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	675,000	676,917
5% 7/1/32	470,000	471,274
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,392,901
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.364%, tender 1/1/37 (a)(b)	1,000,000	976,110
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,369,060
5% 12/1/42	2,020,000	2,307,850
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,054,260
Series 2012 A, 5% 1/1/43	2,000,000	2,152,460
Arizona State Lottery Rev. Series 2019, 5% 7/1/29 (c)	2,000,000	2,648,620
Arizona State Trans. Board:
Series 2017 A, 5% 7/1/32	1,500,000	1,886,145
Series 2017A, 5% 7/1/31	385,000	485,801
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series A, 5% 10/1/28 (Pre-Refunded to 10/1/24 @ 100)	2,000,000	2,389,420
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	422,251
5% 7/1/28	500,000	600,560
5% 7/1/29	455,000	544,803
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	599,730
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (a)(d)	2,000,000	2,089,880
Series 2019, 5%, tender 6/3/24 (a)(d)	1,000,000	1,160,100
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	798,266
5% 7/1/27	1,300,000	1,519,076
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	1,000,000	1,107,680
Series 2017:
5% 7/1/30	2,310,000	2,895,585
5% 7/1/32	1,000,000	1,239,930
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
4% 7/1/28	265,000	277,701
5% 7/1/33	435,000	476,686
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,206,090
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2016 A, 5% 7/1/29	1,000,000	1,239,140
Maricopa County Indl. Dev. Auth. Series 2019 A:
5% 9/1/33	250,000	309,650
5% 9/1/34	680,000	838,195
5% 9/1/35	395,000	485,439
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	250,000	266,615
6% 1/1/48 (e)	500,000	531,570
Maricopa County Phoenix Union High School District #210 Series 2017 B:
5% 7/1/32	1,180,000	1,509,999
5% 7/1/34	585,000	744,530
Maricopa County Rev. Series 2016 A:
5% 1/1/34	3,000,000	3,678,600
5% 1/1/38	1,215,000	1,466,396
Maricopa County School District #28 Kyrene Elementary:
Series 2010 B:
5.25% 7/1/28 (Pre-Refunded to 7/1/23 @ 100)	690,000	798,923
5.5% 7/1/29 (Pre-Refunded to 7/1/23 @ 100)	480,000	560,266
5.5% 7/1/30 (Pre-Refunded to 7/1/23 @ 100)	400,000	466,888
Series 2010 C, 4% 7/1/29	650,000	741,332
Series 2019 A, 5% 7/1/37	1,000,000	1,261,340
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	1,000,000	1,249,600
Maricopa County Unified School District #48 Scottsdale Series 2017 B, 5% 7/1/33	3,000,000	3,761,850
Maricopa School District # 214 (High School Inprovement Proj.) Series 2018 A, 5% 7/1/31	350,000	439,870
McAllister Academic Village LLC Rev.:
(Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016:
5% 7/1/37	2,000,000	2,418,440
5% 7/1/38	3,850,000	4,645,872
Series 2016, 5% 7/1/39	2,270,000	2,733,988
Mesa Util. Sys. Rev.:
Series 2017, 4% 7/1/25	2,000,000	2,317,080
Series 2019 A, 5% 7/1/43	2,000,000	2,531,220
Northern Arizona Univ. Ctfs. of Prtn.:
(Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,103,940
Series 2015, 5% 9/1/20 (FSA Insured)	440,000	456,033
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	909,106
5% 6/1/41	1,250,000	1,319,388
Series 2013, 5% 8/1/27	1,000,000	1,131,080
Series 2014, 5% 6/1/29	500,000	579,345
Series 2015, 5% 6/1/30	1,000,000	1,188,740
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013:
5% 7/1/26 (d)	1,100,000	1,254,418
5% 7/1/29 (d)	500,000	566,180
Series 2015 A, 5% 7/1/45	4,100,000	4,784,901
Series 2017 A:
5% 7/1/35 (d)	2,425,000	2,962,210
5% 7/1/42 (d)	2,000,000	2,406,360
Series 2017 D, 5% 7/1/31	2,000,000	2,500,140
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	3,036,420
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/33	1,000,000	1,226,810
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,270,440
Phoenix IDA Student Hsg. Rev. Series 2018 A, (Downtown Phoenix Student Hsg., LLC AZ State Univ. Proj.) 5% 7/1/42	1,500,000	1,763,685
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (d)	380,000	418,460
5% 7/1/27 (d)	400,000	435,708
Pima County Ctfs. of Prtn.:
Series 2013 A, 5% 12/1/22	1,000,000	1,123,210
Series 2014, 5% 12/1/27	1,745,000	2,011,950
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/22	1,050,000	1,124,571
Series 2012 A:
5% 7/1/23	30,000	33,248
5% 7/1/25	1,600,000	1,773,232
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2015 A:
5% 12/1/34	1,500,000	1,795,815
5% 12/1/45	1,035,000	1,216,725
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,675,000	2,320,863
5.25% 12/1/19	1,000,000	1,009,227
5.5% 12/1/29	3,000,000	3,983,220
Scottsdale Gen. Oblig. Series 2017, 4% 7/1/32	400,000	465,204
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	420,000	434,713
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2015, 5% 7/1/34	1,355,000	1,619,862
Surprise Pledged Rev. Series 2015, 5% 7/1/26	1,010,000	1,226,342
Tempe Excise Tax Rev.:
Series 2012, 5% 7/1/25	1,090,000	1,208,974
Series 2016:
5% 7/1/28	315,000	392,903
5% 7/1/29	500,000	621,415
5% 7/1/30	325,000	399,770
5% 7/1/31	375,000	459,330
Tempe Indl. Dev. Auth. Rev. (Mirabella At ASU, Inc. Proj.) Series 2017 B, 6% 10/1/37 (e)	500,000	580,765
Tucson Ctfs. of Prtn.:
Series 2014:
4% 7/1/20 (FSA Insured)	500,000	511,911
5% 7/1/28 (FSA Insured)	1,000,000	1,163,160
Series 2015, 5% 7/1/23 (FSA Insured)	555,000	632,683
Series 2016, 5% 7/1/27 (FSA Insured)	1,245,000	1,532,321
Tucson Wtr. Rev.:
Series 2015, 5% 7/1/31	1,000,000	1,202,640
Series 2017, 5% 7/1/34	1,000,000	1,250,420
5% 7/1/27	1,000,000	1,215,190
5% 7/1/28	2,000,000	2,424,680
Univ. Med. Ctr. Corp. Hosp. Rev. 5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,165,750
Univ. of Arizona Univ. Revs.:
Series 2012 A, 5% 6/1/37	2,225,000	2,421,668
Series 2014, 5% 8/1/28	1,000,000	1,173,100
Series 2015 A 5% 6/1/30	2,500,000	2,974,175
Series 2019 A, 5% 6/1/41	1,965,000	2,500,738
5% 6/1/38	1,000,000	1,208,070
Yavapai County Indl. Dev. Auth.:
Series 2012 A, 5.25% 8/1/33	2,000,000	2,288,180
Series 2016, 5% 8/1/36	1,305,000	1,554,973
Series 2019:
5% 8/1/24	325,000	382,272
5% 8/1/25	400,000	482,484
5% 8/1/26	600,000	739,302
5% 8/1/27	625,000	783,700
5% 8/1/39	1,000,000	1,247,440
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2010, 1.5%, tender 9/3/19 (a)	1,000,000	1,000,000
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,328,720

TOTAL ARIZONA		175,385,988

Guam - 0.3%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (d)	200,000	234,308
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	429,496

TOTAL GUAM		663,804

TOTAL MUNICIPAL BONDS
(Cost $163,174,726)		176,049,792

Municipal Notes - 3.1%
Arizona - 3.1%
Arizona Health Facilities Auth. Rev. Series 2015 B, 1.4% 9/3/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	800,000	$800,000
Arizona Indl. Dev. Auth. Hosp. Rev.:
Series 2019 A, 1.37% 9/3/19, LOC JPMorgan Chase Bank, VRDN (a)	3,865,000	3,865,000
Series 2019 B, 1.39% 9/3/19, LOC Bank of America NA, VRDN (a)	900,000	900,000
TOTAL MUNICIPAL NOTES
(Cost $5,565,000)		5,565,000
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $168,739,726)		181,614,792
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(755,225)
NET ASSETS - 100%		$180,859,567

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,378,950 or 0.8% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Education	21.6%
Health Care	19.5%
General Obligations	19.0%
Special Tax	10.7%
Transportation	9.3%
Water & Sewer	8.7%
Others* (Individually Less Than 5%)	11.2%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $168,739,726)		$181,614,792
Cash		123,094
Receivable for fund shares sold		205,605
Interest receivable		1,467,961
Other receivables		839
Total assets		183,412,291
Liabilities
Payable for investments purchased on a delayed delivery basis	$2,321,040
Payable for fund shares redeemed	20,967
Distributions payable	128,581
Accrued management fee	82,136
Total liabilities		2,552,724
Net Assets		$180,859,567
Net Assets consist of:
Paid in capital		$168,039,916
Total distributable earnings (loss)		12,819,651
Net Assets, for 14,441,148 shares outstanding		$180,859,567
Net Asset Value, offering price and redemption price per share ($180,859,567 ÷ 14,441,148 shares)		$12.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2019
Investment Income
Interest		$5,097,260
Expenses
Management fee	$922,422
Independent trustees' fees and expenses	772
Commitment fees	448
Total expenses before reductions	923,642
Expense reductions	(1,264)
Total expenses after reductions		922,378
Net investment income (loss)		4,174,882
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(142,077)
Total net realized gain (loss)		(142,077)
Change in net unrealized appreciation (depreciation) on investment securities		9,902,624
Net gain (loss)		9,760,547
Net increase (decrease) in net assets resulting from operations		$13,935,429

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2019	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,174,882	$4,398,242
Net realized gain (loss)	(142,077)	387,127
Change in net unrealized appreciation (depreciation)	9,902,624	(5,092,455)
Net increase (decrease) in net assets resulting from operations	13,935,429	(307,086)
Distributions to shareholders	(4,145,505)	–
Distributions to shareholders from net investment income	–	(4,394,356)
Distributions to shareholders from net realized gain	–	(1,204,002)
Total distributions	(4,145,505)	(5,598,358)
Share transactions
Proceeds from sales of shares	24,527,413	25,011,994
Reinvestment of distributions	2,563,458	3,581,986
Cost of shares redeemed	(26,578,108)	(33,871,663)
Net increase (decrease) in net assets resulting from share transactions	512,763	(5,277,683)
Total increase (decrease) in net assets	10,302,687	(11,183,127)
Net Assets
Beginning of period	170,556,880	181,740,007
End of period	$180,859,567	$170,556,880
Other Information
Undistributed net investment income end of period		$74,648
Shares
Sold	2,029,870	2,097,424
Issued in reinvestment of distributions	213,227	300,483
Redeemed	(2,235,331)	(2,844,414)
Net increase (decrease)	7,766	(446,507)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Arizona Municipal Income Fund

Years ended August 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.82	$12.21	$12.50	$12.12	$12.11
Income from Investment Operations
Net investment income (loss)A	.298	.300	.311	.335	.375
Net realized and unrealized gain (loss)	.698	(.309)	(.267)	.498	.018
Total from investment operations	.996	(.009)	.044	.833	.393
Distributions from net investment income	(.296)	(.300)	(.310)	(.335)	(.375)
Distributions from net realized gain	–	(.081)	(.024)	(.118)	(.008)
Total distributions	(.296)	(.381)	(.334)	(.453)	(.383)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B
Net asset value, end of period	$12.52	$11.82	$12.21	$12.50	$12.12
Total ReturnC	8.56%	(.05)%	.43%	7.01%	3.28%
Ratios to Average Net AssetsD
Expenses before reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	2.49%	2.52%	2.58%	2.73%	3.08%
Supplemental Data
Net assets, end of period (000 omitted)	$180,860	$170,557	$181,740	$192,725	$150,985
Portfolio turnover rate	13%	12%	18%	7%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of August 31, 2019

Days	% of fund's investments 8/31/19
1 - 7	95.5
8 - 30	2.5
31 - 60	1.6
>180	0.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of August 31, 2019
Variable Rate Demand Notes (VRDNs)	79.4%
Tender Option Bond	12.6%
Other Municipal Security	5.4%
Investment Companies	2.5%
Net Other Assets (Liabilities)	0.1%

Current 7-Day Yields

8/30/19
Fidelity® Arizona Municipal Money Market Fund	0.93%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Arizona Municipal Money Market Fund

Schedule of Investments August 31, 2019

Showing Percentage of Net Assets

Variable Rate Demand Note - 79.4%
	Principal Amount	Value
Alabama - 0.3%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.52% 9/6/19, VRDN (a)(b)	$300,000	$300,000
Arizona - 77.9%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 A, 1.35% 9/6/19, VRDN (a)	2,295,000	2,295,000
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 E, 1.38% 9/6/19, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
(Catholic Healthcare West Proj.) Series 2009 F, 1.45% 9/6/19, LOC Mizuho Corporate Bank Ltd., VRDN (a)	8,700,000	8,700,000
Series 2015 C, 1.37% 9/3/19, LOC Bank of America NA, VRDN (a)	700,000	700,000
Arizona Indl. Dev. Auth. Hosp. Rev.:
Series 2019 A, 1.37% 9/3/19, LOC JPMorgan Chase Bank, VRDN (a)	1,410,000	1,410,000
Series 2019 B, 1.39% 9/3/19, LOC Bank of America NA, VRDN (a)	2,450,000	2,450,000
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 1.4% 9/6/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	2,600,000	2,600,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.4% 9/6/19, VRDN (a)	7,600,000	7,600,000
Maricopa County Rev. Series 2019 E, 1.36% 9/6/19, VRDN (a)	2,400,000	2,400,000
FHLMC Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 1.35% 9/6/19, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	270,000	270,000
FNMA:
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 1.4% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	3,645,000	3,645,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 1.45% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	4,195,000	4,195,000
(Ranchwood Apts. Proj.) Series 2001 A, 1.45% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	1,165,000	1,165,000
(San Angelin Apts. Proj.) Series 2004, 1.38% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	8,900,000	8,900,001
(San Fernando Apts. Proj.) Series 2004, 1.38% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	1,200,000	1,200,000
(San Martin Apts. Proj.) Series A2, 1.38% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	4,300,000	4,300,000
(San Miguel Apts. Proj.) Series 2003, 1.38% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	1,600,000	1,600,000
(San Remo Apts. Proj.) Series 2002, 1.38% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	6,750,000	6,750,000
(Village Square Apts. Proj.) Series 2004, 1.38% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	3,500,000	3,500,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 1.45% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	4,575,000	4,575,000
Series A, 1.44% 9/6/19, LOC Fannie Mae, VRDN (a)(b)	2,975,000	2,975,000
		72,230,001
Indiana - 0.7%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 1.57% 9/6/19, VRDN (a)(b)	580,000	580,000
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 B, 1.6% 9/6/19, VRDN (a)	100,000	100,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 1.59% 9/6/19, VRDN (a)	200,000	200,000
		300,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.52% 9/6/19, VRDN (a)(b)	200,000	200,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $73,610,001)		73,610,001

Tender Option Bond - 12.6%
Arizona - 10.0%
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 1.38% 9/6/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,045,000	1,045,000
Arizona Trans. Board Hwy. Rev. Participating VRDN Series Floaters XX 10 05, 1.38% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,360,000	1,360,000
Mesa Util. Sys. Rev.:
Bonds Series Solar 17 0026, 1.48%, tender 9/12/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,880,000	1,880,000
Participating VRDN Series ROC II R 11959X, 1.38% 9/6/19 (Liquidity Facility Citibank NA) (a)(c)(d)	1,500,000	1,500,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Floaters ZF 27 58, 1.41% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,100,000	1,100,000
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.39% 9/6/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,400,000	2,400,000
		9,285,000
California - 0.6%
Dignity Health Participating VRDN Series DBE 80 11, 1.57% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	500,000	500,000
Illinois - 0.2%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.5% 10/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	195,000	195,000
Ohio - 0.2%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.5% 10/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	95,000	95,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.5% 10/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	100,000	100,000
		195,000
Pennsylvania - 0.1%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.5% 10/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	100,000	100,000
Utah - 1.5%
Salt Lake City Arpt. Rev. Participating VRDN Series DBE 8034, 1.6% 9/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)(d)	1,400,000	1,400,000
TOTAL TENDER OPTION BOND
(Cost $11,675,000)		11,675,000

Other Municipal Security - 5.4%
Arizona - 4.6%
Arizona Ctfs. of Prtn. Bonds Series 2019 A, 5% 10/1/19	1,000,000	1,002,364
Maricopa County Indl. Dev. Auth. Bonds Series 2019 A, 5% 9/1/19	2,245,000	2,245,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2019, 1.53% 9/5/19, CP	1,000,000	1,000,000
		4,247,364
Florida - 0.4%
Florida Dev. Fin. Corp. Surface T Bonds (Virgin Trains U.S.A. Passenger Rail Proj.) Series 2019 B, 1.9%, tender 3/17/20 (a)(b)	400,000	400,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 1990 A1, 1.99% tender 9/25/19, CP mode (b)	400,000	400,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $5,047,364)		5,047,364
	Shares	Value

Investment Company - 2.5%
Fidelity Municipal Cash Central Fund 1.46% (f)(g)
(Cost $2,318,869)	2,318,666	2,318,869
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $92,651,234)		92,651,234
NET OTHER ASSETS (LIABILITIES) - 0.1%		83,724
NET ASSETS - 100%		$92,734,958

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $490,000 or 0.5% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.5% 10/11/19 (Liquidity Facility Barclays Bank PLC)	1/18/18	$100,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.5% 10/11/19 (Liquidity Facility Barclays Bank PLC)	8/16/18	$195,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.5% 10/11/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$95,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.5% 10/11/19 (Liquidity Facility Barclays Bank PLC)	3/9/17	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$110,367
Total	$110,367

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $90,332,365)	$90,332,365
Fidelity Central Funds (cost $2,318,869)	2,318,869
Total Investment in Securities (cost $92,651,234)		$92,651,234
Receivable for fund shares sold		43,647
Interest receivable		165,399
Distributions receivable from Fidelity Central Funds		2,681
Other receivables		13
Total assets		92,862,974
Liabilities
Payable to custodian bank	$33,239
Payable for fund shares redeemed	48,155
Distributions payable	7,808
Accrued management fee	38,814
Total liabilities		128,016
Net Assets		$92,734,958
Net Assets consist of:
Paid in capital		$92,730,221
Total distributable earnings (loss)		4,737
Net Assets, for 92,595,396 shares outstanding		$92,734,958
Net Asset Value, offering price and redemption price per share ($92,734,958 ÷ 92,595,396 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2019
Investment Income
Interest		$1,557,442
Income from Fidelity Central Funds		110,367
Total income		1,667,809
Expenses
Management fee	$503,417
Independent trustees' fees and expenses	475
Total expenses before reductions	503,892
Expense reductions	(22)
Total expenses after reductions		503,870
Net investment income (loss)		1,163,939
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,783
Total net realized gain (loss)		7,783
Net increase in net assets resulting from operations		$1,171,722

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2019	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,163,939	$940,417
Net realized gain (loss)	7,783	(1,839)
Net increase in net assets resulting from operations	1,171,722	938,578
Distributions to shareholders	(1,164,874)	–
Distributions to shareholders from net investment income	–	(940,442)
Total distributions	(1,164,874)	(940,442)
Share transactions
Proceeds from sales of shares	23,231,595	15,241,482
Reinvestment of distributions	1,064,277	882,867
Cost of shares redeemed	(38,805,699)	(52,137,656)
Net increase (decrease) in net assets and shares resulting from share transactions	(14,509,827)	(36,013,307)
Total increase (decrease) in net assets	(14,502,979)	(36,015,171)
Net Assets
Beginning of period	107,237,937	143,253,108
End of period	$92,734,958	$107,237,937
Other Information
Shares
Sold	23,231,595	15,241,482
Issued in reinvestment of distributions	1,064,277	882,867
Redeemed	(38,805,699)	(52,137,656)
Net increase (decrease)	(14,509,827)	(36,013,307)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Arizona Municipal Money Market Fund

Years ended August 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.012	.008	.003	–A	–A
Net realized and unrealized gain (loss)	–A	–A	.002	–A	–A
Total from investment operations	.012	.008	.005	–A	–A
Distributions from net investment income	(.012)	(.008)	(.003)	–A	–A
Distributions from net realized gain	–A	–	(.002)	–A	–
Total distributions	(.012)	(.008)	(.005)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.16%	.78%	.48%	.02%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.20%	.06%
Expenses net of all reductions	.50%	.50%	.50%	.20%	.06%
Net investment income (loss)	1.16%	.76%	.29%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$92,735	$107,238	$143,253	$242,046	$400,132

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2019

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2019, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Money Market Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Arizona Municipal Income Fund	$168,670,805	$12,969,288	$(25,301)	$12,943,987
Fidelity Arizona Municipal Money Market Fund	92,651,234	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Arizona Municipal Income Fund	$37,303	$--	$--	$ (161,639)	$12,943,987
Fidelity Arizona Municipal Money Market Fund	226	145	4,365	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Arizona Municipal Income Fund	$(128,595)	$(33,044)	$(161,639)	$(161,639)

The tax character of distributions paid was as follows:

August 31, 2019
	Tax-Exempt Income	Ordinary Income	Total
Fidelity Arizona Municipal Income Fund	$4,145,505	$--	$4,145,505
Fidelity Arizona Municipal Money Market Fund	1,163,825	1,049	1,164,874

August, 31, 2018
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$4,394,356	$1,204,002	$5,598,358
Fidelity Arizona Municipal Money Market Fund	940,442	-	940,442

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $26,933,210 and $20,613,568, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Fidelity Arizona Municipal Income Fund	$448

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$1,264
Fidelity Arizona Municipal Money Market Fund	22

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Arizona Municipal Income Fund (one of the funds constituting Fidelity Union Street Trust) and Fidelity Arizona Municipal Money Market Fund (one of the funds constituting Fidelity Union Street Trust II (hereafter collectively referred to as the “Funds”) as of August 31, 2019, the related statements of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2019 and each of the financial highlights for each of the five years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 11, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trusts and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 276 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust[s] or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President of Fixed Income (2014-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), and President, Money Market and Short Duration Bond Group of Fidelity Management & Research Company (FMR) (investment adviser firm, 2013-2014).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Fidelity Arizona Municipal Income Fund	.55%
Actual		$1,000.00	$1,060.40	$2.86
Hypothetical-C		$1,000.00	$1,022.43	$2.80
Fidelity Arizona Municipal Money Market Fund	.50%
Actual		$1,000.00	$1,005.90	$2.53
Hypothetical-C		$1,000.00	$1,022.68	$2.55

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended August 31, 2019, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Arizona Municipal Income Fund	$0
Fidelity Arizona Municipal Money Market Fund	$4,365

During fiscal year ended 2019, 100% of each fund's income dividends were free from federal income tax, and 5.77% and 55.31% of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

AZI-SPZ-ANN-1019
1.536826.122

Fidelity® Maryland Municipal Income Fund Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Maryland Municipal Income Fund	8.48%	3.60%	4.04%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Maryland Municipal Income Fund on August 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$ 14,853	Fidelity® Maryland Municipal Income Fund
$ 15,703	Bloomberg Barclays Municipal Bond Index

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds posted a healthy gain for the 12 months ending August 31, 2019, supported by below-average bond issuance and strong investor demand. The Bloomberg Barclays Municipal Bond Index gained 8.72% for the period. Gross municipal bond issuance remained below the long-term historical average, due to the elimination of tax-exempt advance refundings under the new tax law, historically a significant source of supply. Munis gained in 2019, partly driven by stability in the U.S. Federal Reserve’s policy rate during the first half of the year and a cut to the Fed’s policy rate in July. Demand for fixed-income assets, in general, was strong, amid increased market volatility due to slowing global economic growth and rising international trade tension. In particular, demand for tax-exempt debt increased as wealthy taxpayers felt the full impact of tax reform passed in late 2017. The cap on the federal deduction for state and local taxes made tax-exempt debt more attractive, particularly in high-tax states. For the period, general obligation bonds gained 8.53%, while bonds tied to specific revenue streams or projects rose 9.13%. Looking ahead, market volatility is possible, due to uncertainty about how the Fed will react to labor and inflation trends in the face of negative domestic economic ramifications from trade conflict.

Comments from Co-Portfolio Managers Cormac Cullen, Elizah McLaughlin and Kevin Ramundo:  For the fiscal year, the fund gained 8.48%, roughly in line, net of fees, with the 8.51% advance of the Bloomberg Barclays Maryland 2+ Year Enhanced Municipal Bond Index Linked. In managing the fund the past 12 months, we continued to focus on longer-term objectives and sought to generate attractive tax-exempt income and competitive risk-adjusted return over time. The fund's performance versus the state index benefited from favorable duration and yield-curve positioning. The fund had slightly longer duration, which proved advantageous because muni yields declined. We overweighed bonds with durations of seven to 10 years, which outperformed and therefore contributed. An overweighting in lower-rated investment-grade municipal bonds also boosted relative performance. These bonds, typically rated A or BBB, posted better total returns than higher-quality securities. Differences in the way fund holdings and index components were priced meaningfully helped our relative result. Conversely, the fund's overweighting in short-call premium securities detracted. The relatively shortened maturity structure decreased the bonds' sensitivity to interest rate changes resulting in underperformance as market yields declined.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  Mark Sommer retired from Fidelity On December 31, 2019, after 27 years with the firm.

Investment Summary (Unaudited)

Top Five Sectors as of August 31, 2019

% of fund's net assets
Health Care	32.1
General Obligations	30.1
Water & Sewer	11.6
Special Tax	9.5
Transportation	7.7

Quality Diversification (% of fund's net assets)

As of August 31, 2019
AAA	9.9%
AA,A	66.5%
BBB	20.0%
Not Rated	1.6%
Short-Term Investments and Net Other Assets	2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments August 31, 2019

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount	Value
District Of Columbia - 1.1%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	2,000,000	2,497,880
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	300,000	350,484
Maryland - 96.8%
Anne Arundel County Gen. Oblig.:
Series 2013, 5% 4/1/21	$4,825,000	$5,125,019
Series 2014, 5% 4/1/25	2,140,000	2,516,041
Series 2015:
5% 4/1/30	6,795,000	8,151,480
5% 4/1/33	5,895,000	7,027,724
5% 4/1/33	2,585,000	3,081,708
Series 2018, 5% 10/1/35	6,400,000	8,044,928
Series 2019, 5% 10/1/48	1,000,000	1,270,320
Baltimore Convention Ctr. Hotel Rev. Series 2017, 5% 9/1/32	1,500,000	1,795,725
Baltimore County Gen. Oblig.:
Series 2010, 4% 8/1/24	3,000,000	3,075,360
Series 2016, 5% 2/1/29	1,310,000	1,618,256
Series 2017, 5% 3/1/29	3,400,000	4,316,844
Series 2019, 4% 11/1/33	1,805,000	2,184,303
Baltimore Gen. Oblig.:
(East Baltimore Research Park Proj.) Series 2017 A, 5% 9/1/38	1,650,000	1,833,381
Series 2013 B, 5% 10/15/24	1,875,000	2,098,331
Series 2015:
5% 6/15/23	350,000	398,297
5% 6/15/24	500,000	584,620
Series 2017 A:
5% 10/15/34	2,000,000	2,517,760
5% 10/15/36	1,000,000	1,252,200
5% 10/15/37	1,000,000	1,248,490
Baltimore Proj. Rev.:
(Wastewtr. Projs.):
Series 2014 C:
5% 7/1/27	2,325,000	2,777,050
5% 7/1/34	1,285,000	1,515,452
Series 2014 D, 5% 7/1/28	2,750,000	3,286,965
(Wtr. Projs.):
Series 1994 A, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	187,775
Series 2014 A:
5% 7/1/28	2,825,000	3,368,558
5% 7/1/33	3,000,000	3,533,370
Series 2014 B, 5% 7/1/28	1,580,000	1,885,809
Series 2019 A, 4% 7/1/49	2,500,000	2,833,150
Series 2017 D, 5% 7/1/31	5,260,000	6,528,975
Howard County Gen. Oblig. Series 2017 E, 5% 2/15/27	1,850,000	2,362,247
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2018, 5% 10/1/21	5,000,000	5,405,150
Maryland Econ. Dev. Auth. Rev.:
(Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/29	1,850,000	2,327,115
(Term. Proj.) Series 2019 A:
5% 6/1/44 (a)	500,000	608,270
5% 6/1/49 (a)	1,000,000	1,208,890
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/31 (a)	1,950,000	2,297,237
5% 3/31/36 (a)	2,500,000	2,902,225
Maryland Econ. Dev. Corp. Air Cargo Series 2019:
5% 7/1/28 (a)	630,000	790,707
5% 7/1/29 (a)	585,000	744,799
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2017:
5% 7/1/26	350,000	417,813
5% 7/1/28	305,000	369,416
5% 7/1/29	185,000	223,321
5% 7/1/30	250,000	300,510
5% 7/1/31	300,000	358,917
5% 7/1/32	325,000	387,231
5% 7/1/36	500,000	589,005
(Univ. of Maryland, Baltimore County Proj.) Series 2016:
5% 7/1/28 (FSA Insured)	350,000	431,144
5% 7/1/29 (FSA Insured)	700,000	859,194
(Univ. of Maryland, College Park Projs.) 5% 6/1/43 (FSA Insured)	575,000	681,065
Maryland Gen. Oblig. 1st Series, 5% 3/15/32	2,000,000	2,640,320
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr., MD Proj.) Series 2017 A:
5% 7/1/28	500,000	621,935
5% 7/1/30	850,000	1,047,863
5% 7/1/31	1,400,000	1,717,744
5% 7/1/32	290,000	354,351
Series 2012 A:
5% 7/1/23	400,000	442,480
5% 7/1/25	1,000,000	1,101,210
5% 7/1/25	1,120,000	1,228,797
5% 7/1/26	300,000	328,464
5% 10/1/30	750,000	824,115
Series 2012:
5% 7/1/23	850,000	939,267
5% 7/1/24	1,100,000	1,214,884
5% 7/1/26	1,080,000	1,179,014
5% 7/1/26	1,400,000	1,544,970
5% 7/1/27	300,000	330,363
5% 7/1/31	2,500,000	2,707,200
Series 2013 A:
5% 7/1/26	1,045,000	1,147,097
5% 7/1/27	1,185,000	1,299,044
5% 8/15/41	3,000,000	3,328,860
5% 7/1/43	3,495,000	3,782,813
Series 2013 B, 5% 8/15/38	2,000,000	2,236,960
Series 2014:
5% 7/1/22	870,000	956,008
5% 7/1/27	3,495,000	4,085,760
5% 10/1/45	2,500,000	2,881,550
5.25% 7/1/25	2,500,000	2,923,825
Series 2015 A:
5% 5/15/29	2,000,000	2,432,600
5% 5/15/30	1,000,000	1,210,610
Series 2015:
5% 7/1/24	100,000	116,263
5% 7/1/26	1,000,000	1,170,260
5% 7/1/27	1,000,000	1,167,500
5% 7/1/29	600,000	715,464
5% 8/15/29	2,000,000	2,353,180
5% 7/1/30	1,075,000	1,275,681
5% 7/1/31	2,200,000	2,591,798
5% 7/1/33	1,325,000	1,539,968
5% 7/1/34	1,200,000	1,391,664
5% 7/1/40	3,350,000	3,864,929
Series 2016 A:
4% 7/1/42	2,175,000	2,330,034
5% 7/1/35	1,500,000	1,755,945
5% 7/1/38	3,215,000	3,724,931
5.5% 1/1/31	1,500,000	1,853,325
Series 2016:
5% 6/1/26	300,000	366,612
5% 6/1/27	255,000	310,511
5% 6/1/28	310,000	375,565
5% 6/1/29	350,000	422,569
5% 7/1/31	500,000	603,440
5% 6/1/33	305,000	363,289
5% 6/1/36	250,000	295,873
Series 2017:
4% 7/1/42	2,845,000	3,165,091
5% 6/1/27	290,000	353,130
5% 6/1/31	425,000	509,099
5% 6/1/33	970,000	1,155,377
5% 6/1/35	600,000	711,654
5% 6/1/42	1,000,000	1,170,330
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	1,000,000	1,105,470
Maryland Stadium Auth. Rev.:
(Pub. Schools Construction and Revitalization Prog.):
Series 2016:
5% 5/1/30	1,715,000	2,100,686
5% 5/1/36	2,000,000	2,411,500
5% 5/1/41	1,000,000	1,193,960
Series 2018 A, 5% 5/1/36	1,580,000	1,966,974
Series 2016, 5% 5/1/46	1,000,000	1,186,190
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/21 (a)	2,255,000	2,399,794
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2017, 5% 7/1/30	3,000,000	3,808,590
Montgomery County Gen. Oblig. (Trinity Health Cr. Group Proj.) Series 2016, 5% 12/1/45	2,500,000	2,956,900
Prince Georges County Ctfs. of Prtn. Series 2018, 5% 10/1/48	2,000,000	2,461,920
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017, 3.5% 11/1/26	1,825,000	1,839,910
Washington Suburban San. District Series 2016, 5% 6/1/36	5,000,000	6,096,700

TOTAL MARYLAND		217,012,327

TOTAL MUNICIPAL BONDS
(Cost $206,359,997)		219,860,691

Municipal Notes - 0.1%
Maryland - 0.1%
Montgomery County Gen. Oblig. Series 2017 E, 1.36% 9/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)
(Cost $200,000)	200,000	200,000
TOTAL INVESTMENT IN SECURITIES - 98.1%
(Cost $206,559,997)		220,060,691
NET OTHER ASSETS (LIABILITIES) - 1.9%		4,215,047
NET ASSETS - 100%		$224,275,738

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	32.1%
General Obligations	30.1%
Water & Sewer	11.6%
Special Tax	9.5%
Transportation	7.7%
Education	6.6%
Others* (Individually Less Than 5%)	2.4%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $206,559,997)		$220,060,691
Cash		541,956
Receivable for investments sold		1,506,525
Receivable for fund shares sold		15,828
Interest receivable		2,413,648
Other receivables		782
Total assets		224,539,430
Liabilities
Payable for fund shares redeemed	$26,840
Distributions payable	134,642
Accrued management fee	102,210
Total liabilities		263,692
Net Assets		$224,275,738
Net Assets consist of:
Paid in capital		$210,903,750
Total distributable earnings (loss)		13,371,988
Net Assets, for 19,033,359 shares outstanding		$224,275,738
Net Asset Value, offering price and redemption price per share ($224,275,738 ÷ 19,033,359 shares)		$11.78

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2019
Investment Income
Interest		$6,042,898
Expenses
Management fee	$1,168,731
Independent trustees' fees and expenses	983
Commitment fees	572
Total expenses before reductions	1,170,286
Expense reductions	(1,272)
Total expenses after reductions		1,169,014
Net investment income (loss)		4,873,884
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(6,299)
Total net realized gain (loss)		(6,299)
Change in net unrealized appreciation (depreciation) on investment securities		12,459,657
Net gain (loss)		12,453,358
Net increase (decrease) in net assets resulting from operations		$17,327,242

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2019	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,873,884	$5,288,584
Net realized gain (loss)	(6,299)	533,888
Change in net unrealized appreciation (depreciation)	12,459,657	(6,403,537)
Net increase (decrease) in net assets resulting from operations	17,327,242	(581,065)
Distributions to shareholders	(4,873,866)	–
Distributions to shareholders from net investment income	–	(5,288,169)
Distributions to shareholders from net realized gain	–	(1,693,072)
Total distributions	(4,873,866)	(6,981,241)
Share transactions
Proceeds from sales of shares	38,198,077	31,222,592
Reinvestment of distributions	3,373,951	5,107,310
Cost of shares redeemed	(46,671,780)	(46,857,321)
Net increase (decrease) in net assets resulting from share transactions	(5,099,752)	(10,527,419)
Total increase (decrease) in net assets	7,353,624	(18,089,725)
Net Assets
Beginning of period	216,922,114	235,011,839
End of period	$224,275,738	$216,922,114
Other Information
Undistributed net investment income end of period		$18,135
Shares
Sold	3,399,672	2,779,272
Issued in reinvestment of distributions	298,228	454,953
Redeemed	(4,184,986)	(4,195,080)
Net increase (decrease)	(487,086)	(960,855)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Maryland Municipal Income Fund

Years ended August 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$11.47	$11.73	$11.40	$11.44
Income from Investment Operations
Net investment income (loss)A	.259	.258	.271	.288	.301
Net realized and unrealized gain (loss)	.670	(.278)	(.239)	.490	–
Total from investment operations	.929	(.020)	.032	.778	.301
Distributions from net investment income	(.259)	(.258)	(.272)	(.289)	(.301)
Distributions from net realized gain	–	(.082)	(.020)	(.159)	(.040)
Total distributions	(.259)	(.340)	(.292)	(.448)	(.341)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B
Net asset value, end of period	$11.78	$11.11	$11.47	$11.73	$11.40
Total ReturnC	8.48%	(.16)%	.33%	6.98%	2.66%
Ratios to Average Net AssetsD
Expenses before reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	2.29%	2.30%	2.40%	2.50%	2.63%
Supplemental Data
Net assets, end of period (000 omitted)	$224,276	$216,922	$235,012	$245,929	$203,960
Portfolio turnover rate	10%	25%	24%	9%	27%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2019

1. Organization.

Fidelity Maryland Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Union Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Maryland.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,500,848
Gross unrealized depreciation	(154)
Net unrealized appreciation (depreciation)	$13,500,694
Tax Cost	$206,559,997

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$18,152
Capital loss carryforward	$(146,857)
Net unrealized appreciation (depreciation) on securities and other investments	$13,500,694

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$(146,857)
Total no expiration	(146,857)
Total capital loss carryforward	$(146,857)

The tax character of distributions paid was as follows:

	August 31, 2019	August 31, 2018
Tax-exempt Income	$4,873,866	$5,288,169
Long-term Capital Gains	–	1,693,072
Total	$4,873,866	$ 6,981,241

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $29,454,957 and $20,670,154, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .55% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $572 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $1,272.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Union Street Trust and Shareholders of Fidelity Maryland Municipal Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Maryland Municipal Income Fund (one of the funds constituting Fidelity Union Street Trust, referred to hereafter as the “Fund”) as of August 31, 2019, the related statement of operations for the year ended August 31, 2019, the statement of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2019 and the financial highlights for each of the five years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 11, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 276 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President of Fixed Income (2014-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), and President, Money Market and Short Duration Bond Group of Fidelity Management & Research Company (FMR) (investment adviser firm, 2013-2014).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Actual	.55%	$1,000.00	$1,059.20	$2.85
Hypothetical-C		$1,000.00	$1,022.43	$2.80

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

During fiscal year ended 2019, 100% of the fund's income dividends was free from federal income tax, and 4.11% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

SMD-ANN-1019
1.536791.122

Item 2.

Code of Ethics

As of the end of the period, August 31, 2019, Fidelity Union Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Arizona Municipal Income Fund and Fidelity Maryland Municipal Income Fund (the “Funds”):

Services Billed by PwC

August 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Arizona Municipal Income Fund	$48,000	$3,900	$2,200	$2,200
Fidelity Maryland Municipal Income Fund	$48,000	$3,900	$2,200	$2,200

August 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Arizona Municipal Income Fund	$49,000	$4,200	$2,200	$2,300
Fidelity Maryland Municipal Income Fund	$49,000	$4,200	$2,200	$2,300

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2019A	August 31, 2018A
Audit-Related Fees	$7,775,000	$7,745,000
Tax Fees	$10,000	$20,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2019A	August 31, 2018A
PwC	$12,470,000	$10,915,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 25, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 25, 2019